Income taxes - Uncertain Tax Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary1	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Permanent differences
Balance at the beginning of the year	$ 64.9	$ 27.4	$ 24.2
Changes in prior year tax positions	(17.1)	1.4	0.2
Tax positions taken during the current year	(0.5)	36.2	3.8
Lapse in statute of limitations	(0.1)	0.0	(0.5)
Settlements with tax authorities	0.0	(0.1)	(0.3)
Balance at the end of the year	47.2	64.9	27.4
Temporary differences
Balance at the beginning of the year	0.1	1.8	4.1
Changes in prior year tax positions	0.0	0.0	(0.1)
Tax positions taken during the current year	0.0	(1.7)	(2.2)
Lapse in statute of limitations	0.0	0.0	0.0
Settlements with tax authorities	0.0	0.0	0.0
Balance at the end of the year	0.1	0.1	1.8
Interest and penalties
Balance at the beginning of the year	0.2	0.1	0.2
Changes in prior year tax positions	0.0	0.1	0.1
Tax positions taken during the current year	0.0	0.0	0.0
Lapse in statute of limitations	0.0	0.0	0.0
Settlements with tax authorities	0.0	0.0	(0.2)
Balance at the end of the year	0.2	0.2	0.1
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	65.2	29.3	28.5
Changes in prior year tax positions		1.5	0.2
Changes in prior year tax positions	(17.1)
Tax positions taken during the current year		34.5	1.6
Tax positions taken during the current year	(0.5)
Lapse in statute of limitations	(0.1)	0.0	(0.5)
Settlements with tax authorities	0.0	(0.1)	(0.5)
Unrecognized Tax Benefits, Ending Balance	47.5	65.2	29.3
Reversal of reserves for unrecognized tax benefits on permanent differences and interest and penalties	47.2
Reversal of reserves for unrecognized tax benefits on temporary differences	0.1
Interest income (expense)	0.0	0.1	$ (0.1)
Accrued interest	$ 0.2	$ 0.2
Number of subsidiaries claimed deductions for interest paid on intra-group debt instruments | subsidiary1	2
Swedish Tax Authority | Sweden subsidiaries
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Reserve attributable to uncertain tax positions	$ 45.1